Related Party Transactions (Details) - USD ($)							1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 15, 2023	Apr. 08, 2022	Jan. 18, 2022	Dec. 17, 2021	Jul. 31, 2021	Feb. 08, 2021	Jul. 31, 2021	Mar. 31, 2024	Dec. 31, 2023	Sep. 15, 2023	May 19, 2023	Mar. 31, 2023	Dec. 31, 2022
Related Party Transactions [Line Items]
Share price (in Dollars per share)									$ 10.1
Closing price (in Dollars per share)								$ 14
Due to sponsor								$ 2,284	$ 2,284				$ 2,284
Private Placement Warrants [Member]
Related Party Transactions [Line Items]
Class of warrants or rights warrants issued during the period (in Shares)				8,600,000
Administrative Services Agreement [Member]
Related Party Transactions [Line Items]
Amounts outstanding								3,000	12,000			$ 3,000	43,516
Sponsor [Member]
Related Party Transactions [Line Items]
Amounts outstanding								$ 0	$ 0				0
Number of founder shares (in Shares)								3
Number of non-redeemed shares (in Shares)								10
Sponsor [Member] | Private Placement Warrants [Member]
Related Party Transactions [Line Items]
Class of warrants or rights warrants issued during the period (in Shares)				5,600,000					5,600,000
Sponsor [Member] | Working Capital Promissory Note [Member]
Related Party Transactions [Line Items]
Sponsor advance								$ 600,000	$ 600,000
Sponsor costs and expenses										$ 500,000	$ 500,000
Per warrant (in Dollars per share)								$ 1		$ 1
Sponsor [Member] | Administrative Services Agreement [Member]
Related Party Transactions [Line Items]
Office space per month								$ 10,000	$ 10,000
Sponsor [Member] | Working Capital Loan [Member]
Related Party Transactions [Line Items]
Per warrant (in Dollars per share)								$ 1	$ 1
loans, convertible into warrants								$ 1,500,000	$ 1,500,000
Anchor Investors [Member]
Related Party Transactions [Line Items]
Holding period for transfer								1 year	1 year
Units issued during period new issues (in Shares)								19,800,000	19,800,000
Shares issued price per share (in Dollars per share)								$ 10	$ 10
Anchor Investors [Member] | Private Placement Warrants [Member]
Related Party Transactions [Line Items]
Class of warrants or rights warrants issued during the period (in Shares)				3,000,000				3,000,000	3,000,000
Related Party [Member]
Related Party Transactions [Line Items]
Sponsor advance								$ 600,000	$ 600,000
Administrative services expenses								58,516	55,516				43,516
Related Party [Member] | Working Capital Promissory Note [Member]
Related Party Transactions [Line Items]
Sponsor advance											$ 200,000
Related Party [Member] | Administrative Services Agreement [Member]
Related Party Transactions [Line Items]
Administrative services expenses								$ 58,516	$ 55,516				$ 43,516
Related Party [Member] | Administrative Services Agreement [Member] | Maximum [Member]
Related Party Transactions [Line Items]
Administrative and support service		$ 10,000
Related Party [Member] | Administrative Services Agreement [Member] | Minimum [Member]
Related Party Transactions [Line Items]
Administrative and support service		$ 1,000
Class B Ordinary Shares [Member]
Related Party Transactions [Line Items]
Common stock, shares outstanding (in Shares)			5,625,000		5,750,000		5,750,000	2,250,000	2,250,000				5,625,000
Class B Ordinary Shares [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Sponsor paid (in Shares)						25,000
Stock shares issued during the period for services shares						$ 7,187,500
Stock surrendered during period shares (in Shares)			125,000		1,437,500		1,437,500
Common stock, shares outstanding (in Shares)	5,621,910		5,625,000		5,750,000		5,750,000	4,589,913	5,750,000
Common stock, other shares outstanding (in Shares)								750,000	750,000
Percentage of ownership after transaction				20.00%				20.00%
Class B Ordinary Shares [Member] | Sponsor [Member] | Conversion of Common Stock Class B to Class A [Member]
Related Party Transactions [Line Items]
Conversion of stock, shares converted (in Shares)	3,375,000							3,375,000	3,375,000
Conversion of stock shares converted to non public shares (in Shares)	3,375,000
Class B Ordinary Shares [Member] | Anchor Investors [Member]
Related Party Transactions [Line Items]
Shares issued price per share (in Dollars per share)								$ 0.003	$ 0.003
Founder shares (in Shares)								2,250,000	2,250,000
Anchor Investors								$ 13,612,500	$ 13,612,500
Fair value per share (in Dollars per share)								$ 6.05	$ 6.05
Founder shares sold								$ 6,750	$ 6,750
Purchase price per share (in Dollars per share)								$ 0.003
Class B Ordinary Shares [Member] | Individual Anchor Investor [Member]
Related Party Transactions [Line Items]
Founder shares (in Shares)								225,000	225,000
Class A Ordinary Shares [Member]
Related Party Transactions [Line Items]
Common stock, shares outstanding (in Shares)								3,375,000	3,375,000
Class A Ordinary Shares [Member] | Sponsor Directors and Executive Officers [Member] | Redemption of Founder Shares Tranche Three [Member]
Related Party Transactions [Line Items]
Share price (in Dollars per share)								$ 1	$ 14
Class A Ordinary Shares [Member] | Sponsor Directors and Executive Officers [Member] | Redemption of Founder Shares Tranche Two [Member]
Related Party Transactions [Line Items]
Share price (in Dollars per share)								$ 12	$ 12
Number of trading days								20 days	20 days
Number of trading days								30 days	30 days
Class A Ordinary Shares [Member] | Anchor Investors [Member] | Redemption of Founder Shares [Member]
Related Party Transactions [Line Items]
Share price (in Dollars per share)								$ 12	$ 12
Number of trading days								20 days	20 days
Number of trading days								30 days	30 days
Founder Shares [Member] | Anchor Investors [Member]
Related Party Transactions [Line Items]
Shares issued price per share (in Dollars per share)									$ 0.003
Subsequent to Initial Business Combination [Member] | Class A Ordinary Shares [Member] | Holders of Founder Shares [Member]
Related Party Transactions [Line Items]
Share price (in Dollars per share)								$ 12	$ 12
Number of trading days								20 days	20 days
Number of trading days								30 days	30 days
Commencing period after the initial								150 days	150 days